Share Capital (Details 3)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 365,409
Exercise price | $ / shares	$ 0.56
Outstanding warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2009
Outstanding | $	$ 117,209
Exercise price | $ / shares	$ 0.00
Exercisable through	Exit event
Outstanding warrants 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2011
Outstanding | $	$ 84,821
Exercise price | $ / shares	$ 0.92
Outstanding warrants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2012
Outstanding | $	$ 35,177
Exercise price | $ / shares	$ 0.92
Outstanding warrants 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2012
Outstanding | $	$ 59,385
Exercise price | $ / shares	$ 0.92
Exercisable through	2023
Outstanding warrants 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2013
Outstanding | $	$ 8,180
Exercise price | $ / shares	$ 0.92
Outstanding warrants 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2014
Outstanding | $	$ 51,100
Exercise price | $ / shares	$ 1.50
Outstanding warrants 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2014
Outstanding | $	$ 5,200
Exercise price | $ / shares	$ 1.50
Outstanding warrants 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2015
Outstanding | $	$ 4,337
Exercise price | $ / shares	$ 1.50